Shareholder Report, Average Annual Return (Details)	11 Months Ended	12 Months Ended	30 Months Ended	33 Months Ended	60 Months Ended	88 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
Institutional Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Average Annual Return, Percent		23.87%			15.40%			13.22%
Investor Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
Average Annual Return, Percent		23.57%			15.16%		12.93%
Retirement Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Retirement Shares
Average Annual Return, Percent		23.94%			15.48%	14.58%
Institutional Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Average Annual Return, Percent		26.73%		5.18%
Investor Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
Average Annual Return, Percent	25.08%
Retirement Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Retirement Shares
Average Annual Return, Percent		26.81%	5.70%
Russell 3000 Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Total Return Index
Average Annual Return, Percent		23.13%			14.14%			12.15%
Russell 2000 Growth Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Growth Total Return Index
Average Annual Return, Percent		9.14%			6.17%			7.39%
Russell 3000 Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Total Return Index
Average Annual Return, Percent		23.13%			14.14%		12.63%
Russell 2000 Growth Total Return [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		9.14%			6.17%		6.92%
Russell 2000 Growth Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Growth Total Return Index
Russell 3000 Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Total Return Index
Average Annual Return, Percent		23.13%			14.14%	13.19%
Russell 2000 Growth Total Return [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		9.14%			6.17%	7.62%
Russell 2000 Growth Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Growth Total Return Index
MSCI THE WORLD INDEX Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI THE WORLD INDEX Net (USD)
Average Annual Return, Percent		20.19%		7.18%
MSCI AC WORLD INDEX ex USA Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI AC WORLD INDEX ex USA Net (USD)
Average Annual Return, Percent		11.62%		1.43%
MSCI WORLD ex USA SMALL CAP Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI WORLD INDEX ex USA SMALL CAP Net (USD)
Average Annual Return, Percent		7.80%		(3.73%)
MSCI THE WORLD INDEX Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI THE WORLD INDEX Net (USD)
Average Annual Return, Percent	19.79%
MSCI AC WORLD INDEX ex USA Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI AC WORLD INDEX ex USA Net (USD)
Average Annual Return, Percent	11.15%
MSCI WORLD ex USA SMALL CAP Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI WORLD INDEX ex USA SMALL CAP Net (USD)
Average Annual Return, Percent	5.97%
MSCI THE WORLD INDEX Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI THE WORLD INDEX Net (USD)
Average Annual Return, Percent		20.19%	5.69%
MSCI AC WORLD INDEX ex USA Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI AC WORLD INDEX ex USA Net (USD)
Average Annual Return, Percent		11.62%	1.80%
MSCI WORLD ex USA SMALL CAP Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI WORLD INDEX ex USA SMALL CAP Net (USD)
Average Annual Return, Percent		7.80%	(2.92%)